Operating Revenue - Additional Information (Detail) - Customers	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%
Major Customers [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Major customers information	The Group had no major customers which represented more than 10% of revenues in 2019 and 2018.
Number of customers which represented more than 10% of revenues	0	0
Major Customers [member] | Bottom of Range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%